VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—3.8%
U.S. Treasury Notes
1.750%, 6/15/22	$13,145	$13,352
0.375%, 12/31/25	14,585	14,309
Total U.S. Government Securities (Identified Cost $27,735)		27,661

Foreign Government Securities—0.8%
Kingdom of Saudi Arabia 144A 4.000%, 4/17/25(1)	425	469
Republic of Indonesia
144A 5.875%, 1/15/24(1)	755	852
144A 4.125%, 1/15/25(1)	435	480
Republic of Kazakhstan 144A 5.125%, 7/21/25(1)	570	662
Republic of South Africa
5.875%, 9/16/25	265	299
4.850%, 9/27/27	975	1,047
Republic of Turkey 7.375%, 2/5/25	1,225	1,324
State of Qatar Government International Bond 144A 3.400%, 4/16/25(1)	300	327
Total Foreign Government Securities (Identified Cost $5,185)		5,460

Mortgage-Backed Securities—32.3%
Agency—0.4%
Federal National Mortgage Association
Pool #AD6058 4.000%, 8/1/25	17	18
Pool #AO5149 3.000%, 6/1/27	56	59
Pool #AL7532 3.000%, 11/1/27	264	279
Pool #AS5730 3.000%, 9/1/30	573	606
Pool #AS5927 3.000%, 10/1/30	229	242
Pool #MA0908 4.000%, 11/1/31	153	167
Pool #AC3654 5.000%, 10/1/39	113	129
Pool #AD3841 4.500%, 4/1/40	34	38
Pool #MA3663 3.500%, 5/1/49	371	390
Pool #CA4978 3.000%, 1/1/50	1,273	1,330
Government National Mortgage Association
Pool #345039 7.000%, 9/15/23	1	1
Pool #780023 7.000%, 9/15/24	1	1
		3,260

	Par Value	Value

Non-Agency—31.9%
ACRES Commercial Realty Corp. 2020-RSO8, A (1 month LIBOR + 1.150%, Cap N/A, Floor 1.15%) 144A 1.274%, 3/15/35(1)(2)	$292	$292
Ajax Mortgage Loan Trust
2021-A, A1 144A 1.065%, 9/25/65(1)(2)	2,199	2,196
2019-D, A1 144A 2.956%, 9/25/65(1)(2)	740	745
American Homes 4 Rent Trust
2014-SFR3, A 144A 3.678%, 12/17/36(1)	2,656	2,828
2015-SFR1, A 144A 3.467%, 4/17/52(1)	177	188
AMSR Trust
2021-SFR2, C 144A 1.877%, 8/17/26(1)(3)	610	610
2020-SFR1, A 144A 1.819%, 4/17/37(1)	939	951
2020-SFR1, B 144A 2.120%, 4/17/37(1)	940	949
2020-SFR3, B 144A 1.806%, 9/17/37(1)	2,400	2,402
Angel Oak Mortgage Trust I LLC 2018-3, A1 144A 3.649%, 9/25/48(1)(2)	737	741
Angel Oak Mortgage Trust LLC
2020-R1, A2 144A 1.247%, 4/25/53(1)(2)	2,094	2,094
2019-3, A1 144A 2.930%, 5/25/59(1)(2)	1,420	1,426
2020-6, A1 144A 1.261%, 5/25/65(1)(2)	519	520
2020-4, A1 144A 1.469%, 6/25/65(1)(2)	1,861	1,872
2021-2, A1 144A 0.985%, 4/25/66(1)(2)	4,012	4,008
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(1)(2)	917	919
Arroyo Mortgage Trust
2021-1R, A1 144A 1.175%, 10/25/48(1)(2)	1,810	1,812
2019-1, A1 144A 3.805%, 1/25/49(1)(2)	1,192	1,213
2019-2, A1 144A 3.347%, 4/25/49(1)(2)	2,414	2,455
2020-1, A1B 144A 2.100%, 3/25/55(1)	2,207	2,239
Banc of America Funding Trust
2004-B, 2A1 2.648%, 11/20/34(2)	10	11
2005-1, 1A1 5.500%, 2/25/35	62	64
2006-2, 3A1 6.000%, 3/25/36	13	13
Bayview Koitere Fund Trust 2017-RT4, A 144A 3.500%, 7/28/57(1)(2)	140	144
Bayview Opportunity Master Fund IVa Trust 2017-RT1, A1 144A 3.000%, 3/28/57(1)(2)	278	282
See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
BPR Trust 2021-KEN, A (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.323%, 2/15/29(1)(2)	$755	$755
BRAVO Residential Funding Trust
2021-A, A1 144A 1.991%, 1/25/24(1)(2)	838	838
2019-NQM1, A1 144A 2.666%, 7/25/59(1)(2)	563	568
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(2)	941	955
BX Commercial Mortgage Trust
2019-XL, C (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.323%, 10/15/36(1)(2)	937	938
2020-BXLP, D (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.323%, 12/15/36(1)(2)	466	466
BX Trust 2018-GW, B (1 month LIBOR + 1.020%, Cap N/A, Floor 1.020%) 144A 1.093%, 5/15/35(1)(2)	1,265	1,266
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(1)	2,437	2,447
Centex Home Equity Loan Trust 2004-D, AF5 5.850%, 9/25/34(2)	35	35
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	902	916
Citigroup Commercial Mortgage Trust 2015-GC27, A4 2.878%, 2/10/48	1,185	1,233
Citigroup Mortgage Loan Trust, Inc.
2004-NCM2, 2CB2 6.750%, 8/25/34	82	87
2014-A, A 144A 4.000%, 1/25/35(1)(2)	141	149
2015-PS1, A1 144A 3.750%, 9/25/42(1)(2)	72	74
2019-IMC1, A1 144A 2.720%, 7/25/49(1)(2)	923	932
2015-A, A1 144A 3.500%, 6/25/58(1)(2)	71	72
2019-RP1, A1 144A 3.500%, 1/25/66(1)(2)	1,856	1,925
COLT Funding LLC 2021-3R, A1 144A 1.051%, 12/25/64(1)(2)	2,899	2,898
COLT Mortgage Loan Trust Funding LLC
2019-3, A1 144A 2.764%, 8/25/49(1)(2)	1,926	1,926
2020-1, A1 144A 2.488%, 2/25/50(1)(2)	588	591
2020-1R, A1 144A 1.255%, 9/25/65(1)(2)	1,267	1,272
2020-2R, A1 144A 1.325%, 10/26/65(1)(2)	630	631
2021-2R, A1 144A 0.798%, 7/27/54(1)(2)	1,050	1,049
COLT Mortgage Pass-Through Certificates 2021-1R, A1 144A 0.857%, 5/25/65(1)(2)	1,129	1,128
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(1)(2)	1,132	1,139
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(1)	1,035	1,040
	Par Value	Value

Non-Agency—continued
CoreVest American Finance Trust
2017-1, A 144A 2.968%, 10/15/49(1)	$384	$385
2020-4, A 144A 1.174%, 12/15/52(1)	1,587	1,570
2018-2, A 144A 4.026%, 11/15/52(1)	979	1,029
2020-1, A1 144A 1.832%, 3/15/50(1)	2,917	2,964
2020-3, A 144A 1.358%, 8/15/53(1)	2,692	2,667
Credit Suisse First Boston Mortgage Securities Corp. 2003-AR30, 5A1 2.562%, 1/25/34(2)	80	81
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.98%) 144A 1.053%, 5/15/36(1)(2)	1,455	1,459
Credit Suisse Mortgage Capital Trust
2013-HYB1, A16 144A 2.924%, 4/25/43(1)(2)	64	65
2014-IVR2, A2 144A 3.813%, 4/25/44(1)(2)	232	237
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(2)	2,588	2,653
2020-NQM1, A1 144A 1.208%, 5/25/65(1)(2)	1,779	1,790
2021-AFC1, A1 144A 0.830%, 3/25/56(1)(2)	1,505	1,502
2021-NQM1, A1 144A 0.809%, 5/25/65(1)(2)	2,195	2,189
2021-NQM2, A1 144A 1.179%, 2/25/66(1)(2)	1,395	1,396
CSMC Trust 2017-RPL1, A1 144A 2.750%, 7/25/57(1)(2)	828	861
Deephaven Residential Mortgage Trust 2020-2, A1 144A 1.692%, 5/25/65(1)	1,309	1,314
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(2)	646	656
2020-1, A1 144A 2.006%, 5/25/65(1)(2)	673	681
2020-2, A1 144A 1.178%, 10/25/65(1)(2)	1,407	1,410
2021-1, A2 144A 1.003%, 2/25/66(1)(2)	1,280	1,277
2021-2, A1 144A 0.931%, 6/25/66(1)(2)	2,080	2,075
Extended Stay America Trust 2021-ESH, C (1 month LIBOR + 1.700%, Cap N/A, Floor 1.700%) 144A 1.775%, 7/15/38(1)(2)	1,080	1,080
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 9/17/25(1)	800	801
2021-SFR1, D 144A 2.189%, 8/17/28(1)	1,810	1,810
2020-SFR2, A 144A 1.266%, 10/19/37(1)	1,202	1,200
2020-SFR2, B 144A 1.567%, 10/19/37(1)	2,045	2,032

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(2)	$279	$282
2018-1, A23 144A 3.500%, 11/25/57(1)(2)	168	171
2018-2, A41 144A 4.500%, 10/25/58(1)(2)	153	154
2019-2, A52 144A 3.500%, 6/25/59(1)(2)	1,115	1,134
2019-H1, A1 144A 2.657%, 10/25/59(1)(2)	306	311
2020-H1, A1 144A 2.310%, 1/25/60(1)(2)	1,186	1,208
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(1)(2)	1,281	1,285
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(1)(2)	468	474
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 0.873%, 2/15/38(1)(2)	2,085	2,087
GS Mortgage Securities Trust
2020-TWN3, A (1 month LIBOR + 2.000%, Cap N/A, Floor 2.000%) 144A 2.073%, 11/15/37(1)(2)	1,540	1,548
2020-GC45, AS 3.173%, 2/13/53(2)	1,426	1,534
GS Mortgage-Backed Securities Trust 2020-NQM1, A3 144A 2.352%, 9/27/60(1)(2)	469	476
GSR Mortgage Loan Trust 2003-3F, 1A6 6.000%, 4/25/33	99	103
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)	1,070	1,078
Homeward Opportunities Fund I Trust
2018-2, A1 144A 3.985%, 11/25/58(1)(2)	2,133	2,169
2019-3, A1 144A 2.675%, 11/25/59(1)(2)	1,120	1,130
JP Morgan Chase Mortgage Trust 2005-A5, 1A2 3.223%, 8/25/35(2)	150	155
JPMorgan Chase Mortgage Trust
2014-2, AM 144A 3.362%, 6/25/29(1)(2)	530	538
2014-2, 2A2 144A 3.500%, 6/25/29(1)(2)	370	378
2006-A2, 4A1 2.472%, 8/25/34(2)	37	39
2014-1, 2A12 144A 3.500%, 1/25/44(1)(2)	228	232
2015-1, AM1 144A 2.119%, 12/25/44(1)(2)	115	116
2016-SH1, M2 144A 3.750%, 4/25/45(1)(2)	328	335
2015-5, A2 144A 2.462%, 5/25/45(1)(2)	640	661
2016-SH2, M2 144A 3.708%, 12/25/45(1)(2)	494	509
2017-3, 2A2 144A 2.500%, 8/25/47(1)(2)	353	357
2017-5, A1 144A 3.090%, 10/26/48(1)(2)	1,219	1,251
	Par Value	Value

Non-Agency—continued
JPMorgan Chase WaMu Mortgage Pass-Through Certificates Trust 2003-AR6, A1 2.554%, 6/25/33(2)	$82	$85
KKR Industrial Portfolio Trust 2021-KDIP, C (1 month LIBOR + 1.000%, Cap N/A, Floor 1.000%) 144A 1.073%, 12/15/37(1)(2)	1,945	1,944
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 0.873%, 5/15/36(1)(2)	1,040	1,041
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(2)	240	240
Mello Warehouse Securitization Trust
2021-1, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.206%, 2/25/55(1)(2)	775	777
2021-2, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.192%, 4/25/55(1)(2)	1,035	1,036
MetLife Securitization Trust
2018-1A, A 144A 3.750%, 3/25/57(1)(2)	2,248	2,343
2019-1A, A1A 144A 3.750%, 4/25/58(1)(2)	4,204	4,333
MFA Trust
2021-NQM1, A1 144A 1.153%, 4/25/65(1)(2)	1,722	1,719
2020-NQM3, A1 144A 1.014%, 1/26/65(1)(2)	1,871	1,872
2021-INV1, A1 144A 0.852%, 1/25/56(1)(2)	352	350
Mill City Mortgage Loan Trust 2021-NMR1, A1 144A 1.125%, 11/25/60(1)(2)	1,206	1,211
Morgan Stanley - Bank of America (Merrill Lynch) Trust
2013-C10, A4 4.217%, 7/15/46(2)	2,065	2,179
2013-C13, AS 4.266%, 11/15/46	1,515	1,610
Morgan Stanley Capital I Trust 2017-CLS, A (1 month LIBOR + 0.700%, Cap N/A, Floor 0.700%) 144A 0.773%, 11/15/34(1)(2)	1,380	1,380
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 2.377%, 6/25/44(1)(2)	339	350
New Residential Mortgage Loan Trust
2017-2A, A3 144A 4.000%, 3/25/57(1)(2)	1,318	1,407
2021-NQ2R, A1 144A 0.941%, 9/25/58(1)(2)	1,290	1,290
2014-1A, A 144A 3.750%, 1/25/54(1)(2)	706	745
2014-2A, A3 144A 3.750%, 5/25/54(1)(2)	66	70
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(2)	1,743	1,857
2015-2A, A1 144A 3.750%, 8/25/55(1)(2)	803	851
2016-1A, A1 144A 3.750%, 3/25/56(1)(2)	470	496
2016-2A, A1 144A 3.750%, 11/26/35(1)(2)	1,105	1,171
2016-3A, A1 144A 3.750%, 9/25/56(1)(2)	473	505

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2016-4A, A1 144A 3.750%, 11/25/56(1)(2)	$2,054	$2,181
2018-1A, A1A 144A 4.000%, 12/25/57(1)(2)	1,608	1,723
2019-NQM4, A1 144A 2.492%, 9/25/59(1)(2)	649	655
2020-1A, A1B 144A 3.500%, 10/25/59(1)(2)	1,766	1,863
NewRez Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.050%, Cap N/A, Floor 1.050%) 144A 1.142%, 5/25/55(1)(2)	2,140	2,141
NMLT Trust 2021-INV1, A1 144A 1.185%, 5/25/56(1)(2)	1,732	1,727
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%, Cap 11.00%, Floor 1.725%) 1.817%, 3/25/35(2)	149	150
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(1)(2)	157	162
2018-1, A2 (1 month LIBOR + 0.650%) 144A 0.742%, 6/25/57(1)(2)	186	187
2018-EXP2, 1A1 144A 4.000%, 7/25/58(1)(2)	264	265
2019-EXP3, 1A8 144A 3.500%, 10/25/59(1)(2)	478	487
2021-NQM1, A1 144A 1.072%, 2/25/66(1)(2)	881	879
Onslow Bay Mortgage Loan Trust 2021-NQM2, A1 144A 1.101%, 5/25/61(1)(2)(3)	1,430	1,430
Preston Ridge Partners Mortgage LLC
2020-1A, A1 144A 2.981%, 2/25/25(1)(2)	859	863
2020-3, A1 144A 2.857%, 9/25/25(1)(2)	1,856	1,866
2021-3, A1 144A 1.867%, 4/25/26(1)(2)	669	673
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(1)(2)	705	704
Progress Residential Trust
2021-SFR3, C 144A 2.088%, 5/17/26(1)	500	502
2021-SFR3, D 144A 2.288%, 5/17/26(1)	1,010	1,014
2021-SFR6, C 144A 1.855%, 7/17/38(1)	725	725
2018-SFR2, B 144A 3.841%, 8/17/35(1)	1,750	1,751
2018-SFR3, A 144A 3.880%, 10/17/35(1)	1,662	1,678
2019-SFR2, A 144A 3.147%, 5/17/36(1)	1,211	1,232
2019-SFR3, B 144A 2.571%, 9/17/36(1)	685	694
2020-SFR2, A 144A 2.078%, 6/17/37(1)	2,131	2,177
2020-SFR3, A 144A 1.294%, 10/17/27(1)	345	343
2021-SFR1, C 144A 1.555%, 4/17/38(1)	1,050	1,035
	Par Value	Value

Non-Agency—continued
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(2)	$177	$179
Provident Funding Mortgage Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 1.242%, 2/25/55(1)(2)	1,160	1,163
PSMC Trust 2018-2, A1 144A 3.500%, 6/25/48(1)(2)	225	226
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(1)(2)	651	661
RCO V Mortgage LLC 2019-2, A1 144A 3.475%, 11/25/24(1)(2)	1,102	1,104
Residential Mortgage Loan Trust
2020-1, A1 144A 2.376%, 2/25/24(1)(2)	1,899	1,926
2019-2, A1 144A 2.913%, 5/25/59(1)(2)	214	218
SG Residential Mortgage Trust
2019-3, A1 144A 2.703%, 9/25/59(1)(2)	2,375	2,385
2021-1, A1 144A 1.160%, 7/25/61(1)(2)	1,605	1,608
2021-1, A3 144A 1.560%, 7/25/61(1)(2)(3)	625	625
Spruce Hill Mortgage Loan Trust
2019-SH1, A1 144A 3.395%, 4/29/49(1)(2)	880	891
2020-SH1, A1 144A 2.521%, 1/28/50(1)(2)	445	451
STAR Trust 2021-1, A1 144A 1.219%, 5/25/65(1)(2)	2,318	2,324
Starvest Emerging Markets CBO I
2021-3, A2 144A 1.395%, 6/25/56(1)(2)	1,085	1,085
2021-3, A3 144A 1.518%, 6/25/56(1)(2)	545	545
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(1)(2)	1,202	1,216
2020-2, A1 144A 2.718%, 4/25/60(1)(2)	3,059	3,096
2020-3, A1 144A 1.486%, 4/25/65(1)(2)	722	728
Structured Adjustable Rate Mortgage Loan Trust 2004-14, 7A 2.576%, 10/25/34(2)	82	85
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2003-34A, 6A 2.464%, 11/25/33(2)	94	93
Towd Point Mortgage Trust
2017-2, A2 144A 3.250%, 4/25/57(1)(2)	1,945	2,017
2018-6, A1A 144A 3.750%, 3/25/58(1)(2)	2,311	2,387
2015-4, M1 144A 3.750%, 4/25/55(1)(2)	526	541
2015-5, A2 144A 3.500%, 5/25/55(1)(2)	275	277
2018-4, A1 144A 3.000%, 6/25/58(1)(2)	1,408	1,464
2019-1, A1 144A 3.722%, 3/25/58(1)(2)	472	497

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2020-MH1, A2 144A 2.500%, 2/25/60(1)(2)	$830	$850
Towd Point Trust
2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 0.992%, 4/25/48(1)(2)	1,036	1,038
2021-HE1, M1 144A 1.500%, 2/25/63(1)(2)	1,266	1,271
Tricon American Homes Trust 2017-SFR1, A 144A 2.716%, 9/17/34(1)	2,467	2,475
VCAT LLC 2021-NPL2, A1 144A 2.115%, 3/27/51(1)(2)	1,174	1,175
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(1)(2)	541	542
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(1)(2)	1,246	1,246
Vericrest Opportunity Loan Trust XCIV LLC 2021-NPL3, A1 144A 2.240%, 2/27/51(1)(2)	397	398
Vericrest Opportunity Loan Trust XCV LLC 2021-NPL4, A1 144A 2.240%, 3/27/51(1)(2)	477	477
Verus Securitization Trust
2021-R3, A1 144A 1.020%, 4/25/64(1)(2)	1,703	1,701
2021-2, A1 144A 1.031%, 2/25/66(1)(2)	2,980	2,981
2021-3, A1 144A 1.046%, 6/25/66(1)(2)	2,925	2,925
2019-INV2, A1 144A 2.913%, 7/25/59(1)(2)	2,507	2,549
2020-1, A1 144A 2.417%, 1/25/60(1)(2)	2,651	2,686
2020-4, A1 144A 1.502%, 5/25/65(1)(2)	3,458	3,478
2021-1, A1 144A 0.815%, 1/25/66(1)(2)	1,222	1,221
2021-R1, A1 144A 0.820%, 10/25/63(1)(2)	1,550	1,548
2021-R2, A1 144A 0.918%, 2/25/64(1)(2)	654	654
Visio Trust 2021-1R, A1 144A 1.280%, 5/25/56(1)	3,111	3,105
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	485	512
Wells Fargo Mortgage Backed Securities Trust
2004-K, 1A2 2.615%, 7/25/34(2)	59	59
2004-U, A1 2.898%, 10/25/34(2)	19	19
2020-4, A1 144A 3.000%, 7/25/50(1)(2)	487	496
		232,370

Total Mortgage-Backed Securities (Identified Cost $234,395)		235,630

	Par Value	Value

Asset-Backed Securities—34.3%
Automobiles—18.5%
ACC Trust
2019-2, A 144A 2.820%, 2/21/23(1)	$1,283	$1,289
2020-A, A 144A 6.000%, 3/20/23(1)	820	841
2021-1, C 144A 2.080%, 12/20/24(1)	1,785	1,783
American Credit Acceptance Receivables Trust
2018-4, C 144A 3.970%, 1/13/25(1)	177	177
2019-1, C 144A 3.500%, 4/14/25(1)	686	693
2019-2, C 144A 3.170%, 6/12/25(1)	786	795
2020-4, D 144A 1.770%, 12/14/26(1)	1,280	1,299
2021-1, C 144A 0.830%, 3/15/27(1)	1,710	1,711
2021-2, C 144A 0.970%, 7/13/27(1)	2,065	2,064
AmeriCredit Automobile Receivables Trust
2017-1, C 2.710%, 8/18/22	36	36
2018-1, D 3.820%, 3/18/24	975	1,013
2019-1, C 3.360%, 2/18/25	1,200	1,247
2020-3, C 1.060%, 8/18/26	2,140	2,155
Arivo Acceptance Auto Loan Receivables Trust 2021-1A, A 144A 1.190%, 1/15/27(1)	1,372	1,375
Avis Budget Rental Car Funding LLC
(AESOP) 2017-1A, A 144A 3.070%, 9/20/23(1)	1,110	1,140
(AESOP) 2019-3A, A 144A 2.360%, 3/20/26(1)	1,270	1,329
(AESOP) 2020-1A, A 144A 2.330%, 8/20/26(1)	1,475	1,537
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(1)	1,750	1,747
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(1)	623	624
CarMax Auto Owner Trust 2019-1, C 3.740%, 1/15/25	1,175	1,231
CarNow Auto Receivables Trust
2019-1A, A 144A 2.720%, 11/15/22(1)	82	82
2020-1A, B 144A 2.710%, 7/17/23(1)	1,420	1,433
2020-1A, C 144A 3.840%, 9/16/24(1)	730	744
2021-1A, B 144A 1.380%, 2/17/26(1)	2,750	2,759
Carvana Auto Receivables Trust
2019-1A, D 144A 3.880%, 10/15/24(1)	1,195	1,236
2019-1A, E 144A 5.640%, 1/15/26(1)	1,480	1,566
2019-2A, D 144A 3.280%, 1/15/25(1)	470	486

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2019-3A, C 144A 2.710%, 10/15/24(1)	$1,580	$1,613
2019-3A, D 144A 3.040%, 4/15/25(1)	1,445	1,494
2020-N1A, D 144A 3.430%, 1/15/26(1)	1,270	1,324
2020-P1, B 0.920%, 11/9/26	1,340	1,329
2021-N1, C 1.300%, 1/10/28	1,610	1,624
2021-N2, C 1.070%, 3/10/28	1,745	1,749
CPS Auto Receivables Trust
2018-C, D 144A 4.400%, 6/17/24(1)	905	926
2018-D, D 144A 4.340%, 9/16/24(1)	1,450	1,490
2020-A, C 144A 2.540%, 12/15/25(1)	1,225	1,245
2020-C, C 144A 1.710%, 8/17/26(1)	1,265	1,285
2021-A, B 144A 0.610%, 2/18/25(1)	1,435	1,437
Credit Acceptance Auto Loan Trust
2019-1A, A 144A 3.330%, 2/15/28(1)	689	695
2019-3A, B 144A 2.860%, 1/16/29(1)	1,180	1,222
2021-2A, A 144A 0.960%, 2/15/30(1)	1,605	1,606
Credito Real USA Auto Receivables Trust 2021-1A, A 144A 1.350%, 2/16/27(1)	1,857	1,858
Drive Auto Receivables Trust
2018-4, D 4.090%, 1/15/26	220	225
2019-3, C 2.900%, 8/15/25	1,255	1,278
2019-4, C 2.510%, 11/17/25	1,120	1,136
DT Auto Owner Trust
2019-1A, C 144A 3.610%, 11/15/24(1)	559	564
2019-2A, B 144A 2.990%, 4/17/23(1)	219	219
2019-2A, C 144A 3.180%, 2/18/25(1)	1,040	1,054
2019-4A, C 144A 2.730%, 7/15/25(1)	1,390	1,416
2020-2A, C 144A 3.280%, 3/16/26(1)	1,335	1,389
2021-2A, C 144A 1.100%, 2/16/27(1)	2,015	2,021
Exeter Automobile Receivables Trust
2017-3A, D 144A 5.280%, 10/15/24(1)	1,580	1,630
2018-3A, C 144A 3.710%, 6/15/23(1)	129	130
2018-4A, D 144A 4.350%, 9/16/24(1)	1,365	1,408
2019-2A, E 144A 4.680%, 5/15/26(1)	1,605	1,697
	Par Value	Value

Automobiles—continued
2019-3A, C 144A 2.790%, 5/15/24(1)	$1,060	$1,073
2019-4A, C 144A 2.440%, 9/16/24(1)	1,370	1,388
2020-1A, D 144A 2.730%, 12/15/25(1)	1,225	1,259
FHF Trust 2020-1A, A 144A 2.590%, 12/15/23(1)	973	981
First Investors Auto Owner Trust
2017-1A, D 144A 3.600%, 4/17/23(1)	880	885
2018-1A, D 144A 4.110%, 6/17/24(1)	1,175	1,200
2019-1A, C 144A 3.260%, 3/17/25(1)	1,240	1,270
2021-1A, B 144A 0.890%, 3/15/27(1)	2,150	2,152
2021-1A, C 144A 1.170%, 3/15/27(1)	1,895	1,894
Flagship Credit Auto Trust
2019-2, C 144A 3.090%, 5/15/25(1)	1,250	1,291
2020-1, C 144A 2.240%, 1/15/26(1)	1,490	1,531
2020-3, C 144A 1.730%, 9/15/26(1)	1,205	1,227
2021-1, C 144A 0.910%, 3/15/27(1)	1,790	1,776
Foursight Capital Automobile Receivables Trust 2019-1, E 144A 4.300%, 9/15/25(1)	1,290	1,351
GLS Auto Receivables Issuer Trust
2019-1A, B 144A 3.650%, 12/16/24(1)	871	879
2019-2A, B 144A 3.320%, 3/15/24(1)	1,240	1,257
2019-3A, B 144A 2.720%, 6/17/24(1)	1,285	1,308
2019-4A, B 144A 2.780%, 9/16/24(1)	1,400	1,429
2019-4A, C 144A 3.060%, 8/15/25(1)	2,730	2,828
2019-4A, D 144A 4.090%, 8/17/26(1)	670	698
2020-1A, B 144A 2.430%, 11/15/24(1)	1,810	1,843
2020-2A, B 144A 3.160%, 6/16/25(1)	1,385	1,436
2020-4A, C 144A 1.140%, 11/17/25(1)	1,615	1,622
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(1)	1	1
2018-3A, B 144A 3.780%, 8/15/23(1)	93	94
2018-3A, C 144A 4.180%, 7/15/24(1)	1,790	1,842
Hertz Vehicle Financing II LP
2015-3A, A 144A 2.670%, 9/25/21(1)	73	73
2016-4A, A 144A 2.650%, 7/25/22(1)	150	150

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2018-1A, A 144A 3.290%, 2/25/24(1)	$49	$50
Hertz Vehicle Financing LLC 2021-1A, A 144A 1.210%, 12/26/25(1)	2,865	2,872
OneMain Direct Auto Receivables Trust
2018-1A, A 144A 3.430%, 12/16/24(1)	288	289
2018-1A, C 144A 3.850%, 10/14/25(1)	1,130	1,144
Oscar US Funding XII LLC 2021-1A, A4 144A 1.000%, 4/10/28(1)	1,140	1,129
Santander Consumer Auto Receivables Trust 2021-AA, C 144A 1.030%, 11/16/26(1)	590	586
Santander Drive Auto Receivables Trust
2018-2, C 3.350%, 7/17/23	67	66
2020-4, C 1.010%, 1/15/26	2,385	2,399
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(1)	2,030	2,072
Tesla Auto Lease Trust
2018-B, B 144A 4.120%, 10/20/21(1)	925	927
2020-A, C 144A 1.680%, 2/20/24(1)	1,205	1,223
Tidewater Auto Receivables Trust 2020-AA, C 144A 1.910%, 9/15/26(1)	1,530	1,556
United Auto Credit Securitization Trust
2019-1, D 144A 3.470%, 8/12/24(1)	908	914
2019-1, E 144A 4.290%, 8/12/24(1)	1,500	1,519
2020-1, C 144A 2.150%, 2/10/25(1)	1,410	1,424
2021-1, C 144A 0.840%, 6/10/26(1)	2,005	2,003
2021-1, D 144A 1.140%, 6/10/26(1)	1,840	1,841
US Auto Funding LLC 2019-1A, B 144A 3.990%, 12/15/22(1)	442	445
USASF Receivables LLC 2020-1A, B 144A 3.220%, 5/15/24(1)	1,855	1,888
Veros Auto Receivables Trust 2021-1, B 144A 1.490%, 10/15/26(1)	1,395	1,392
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(1)	1,270	1,280
Westlake Automobile Receivables Trust
2018-2A, D 144A 4.000%, 1/16/24(1)	828	835
2018-3A, C 144A 3.610%, 10/16/23(1)	305	306
2018-3A, D 144A 4.000%, 10/16/23(1)	1,435	1,459
2020-2A, C 144A 2.010%, 7/15/25(1)	1,645	1,676
2020-3A, C 144A 1.240%, 11/17/25(1)	1,275	1,287
		134,776

	Par Value	Value

Consumer Loans—1.5%
Affirm Asset Securitization Trust 2021-A, A 144A 0.880%, 8/15/25(1)	$1,280	$1,282
CFMT Issuer Trust 2021-GRN1, A 144A 1.100%, 3/20/41(1)	1,536	1,534
LL ABS Trust 2020-1A, A 144A 2.330%, 1/17/28(1)	606	610
Marlette Funding Trust
2019-4A, A 144A 2.390%, 12/17/29(1)	292	294
2021-1A, B 144A 1.000%, 6/16/31(1)	2,065	2,068
Oportun Funding XIV LLC 2021-A, A 144A 1.210%, 3/8/28(1)	1,955	1,961
Prosper Marketplace Issuance Trust Series 2019-4A, A 144A 2.480%, 2/17/26(1)	58	58
Regional Management Issuance Trust 2021-1, A 144A 1.680%, 3/17/31(1)	1,815	1,813
Upstart Securitization Trust
2019-3, A 144A 2.684%, 1/21/30(1)	277	278
2020-3, A 144A 1.702%, 11/20/30(1)	832	837
		10,735

Credit Card—1.0%
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(1)	2,435	2,462
Genesis Private Label Amortizing Trust 2020-1, B 144A 2.830%, 7/20/30(1)	1,380	1,384
Genesis Sales Finance Master Trust
2020-AA, A 144A 1.650%, 9/22/25(1)	1,325	1,334
2021-AA, A 144A 1.200%, 12/21/26(1)	700	698
Mercury Financial Credit Card Master Trust 2021-1A, A 144A 1.540%, 3/20/26(1)	1,620	1,625
		7,503

Equipment—1.2%
BCC Funding Corp. XVI LLC 2019-1A, B 144A 2.640%, 9/20/24(1)	1,370	1,383
BCC Funding XVII LLC 2020-1, B 144A 1.460%, 9/22/25(1)	1,280	1,282
CLI Funding VI LLC 2020-1A, A 144A 2.080%, 9/18/45(1)	1,482	1,494
NMEF Funding LLC
2019-A, A 144A 2.730%, 8/17/26(1)	238	239
2019-A, B 144A 3.060%, 8/17/26(1)	1,205	1,222
2021-A, B 144A 1.850%, 12/15/27(1)	1,400	1,397
Pawnee Equipment Receivables Series LLC
2019-1, B 144A 2.520%, 10/15/24(1)	1,365	1,378

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Equipment—continued
2020-1, A 144A 1.370%, 11/17/25(1)	$788	$792
		9,187

Other—11.6%
Amur Equipment Finance Receivables IX LLC 2021-1A, B 144A 1.380%, 2/22/27(1)	2,035	2,032
Amur Equipment Finance Receivables V LLC 2018-1A, A2 144A 3.240%, 12/20/23(1)	1	1
Amur Equipment Finance Receivables VI LLC 2018-2A, A2 144A 3.890%, 7/20/22(1)	293	297
Amur Equipment Finance Receivables VIII LLC 2020-1A, B 144A 2.500%, 3/20/26(1)	1,633	1,671
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	250	257
2019-A, A 144A 3.140%, 7/16/40(1)	1,302	1,337
2019-A, C 144A 4.010%, 7/16/40(1)	2,165	2,283
2020-AA, B 144A 2.790%, 7/17/46(1)	1,355	1,389
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	1,186	1,239
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(1)	802	815
BHG Securitization Trust 2021-A, A 144A 1.420%, 11/17/33(1)	2,017	2,016
BRE Grand Islander Timeshare Issuer LLC 2017-1A, A 144A 2.940%, 5/25/29(1)	262	269
BXG Receivables Note Trust
2013-A, A 144A 3.010%, 12/4/28(1)	267	267
2015-A, A 144A 2.880%, 5/2/30(1)	93	94
2020-A, B 144A 2.490%, 2/28/36(1)	1,030	1,035
CCG Receivables Trust
2019-2, B 144A 2.550%, 3/15/27(1)	1,720	1,767
2021-1, C 144A 0.840%, 6/14/27(1)	1,510	1,504
Consumer Loan Underlying Bond CLUB Credit Trust
2019-P2, A 144A 2.470%, 10/15/26(1)	73	73
2020-P1, B 144A 2.920%, 3/15/28(1)	1,175	1,192
Consumer Loan Underlying Bond Credit Trust 2019-P1, B 144A 3.280%, 7/15/26(1)	1,275	1,284
Crossroads Asset Trust
2021-A, A2 144A 0.820%, 3/20/24(1)	2,100	2,102
2021-A, B 144A 1.120%, 6/20/25(1)	1,350	1,350
	Par Value	Value

Other—continued
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(1)	$1,111	$1,124
Dext ABS LLC
2020-1, A 144A 1.460%, 2/16/27(1)	1,571	1,578
2020-1, B 144A 1.920%, 11/15/27(1)	2,385	2,403
Diamond Resorts Owner Trust
2017-1A, A 144A 3.270%, 10/22/29(1)	512	520
2019-1A, B 144A 3.530%, 2/20/32(1)	1,179	1,218
2021-1A, A 144A 1.510%, 11/21/33(1)	1,887	1,894
Foundation Finance Trust
2017-1A, A 144A 3.300%, 7/15/33(1)	945	959
2019-1A, A 144A 3.860%, 11/15/34(1)	1,230	1,271
2021-1A, A 144A 1.270%, 5/15/41(1)	1,497	1,498
FREED ABS Trust 2019-2, B 144A 3.190%, 11/18/26(1)	1,370	1,386
GCI Funding I LLC 2021-1, A 144A 2.380%, 6/18/46(1)	1,410	1,412
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(1)	44	44
GoldentTree Loan Management US CLO 1 Ltd. 2021-9A, A (3 month LIBOR + 1.070%, Cap N/A, Floor 1.070%) 144A 1.195%, 1/20/33(1)(2)	1,435	1,434
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	1,313	1,390
Hilton Grand Vacations Trust
2017-AA, A 144A 2.660%, 12/26/28(1)	225	230
2018-AA, A 144A 3.540%, 2/25/32(1)	534	562
2020-AA, A 144A 2.740%, 2/25/39(1)	718	745
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	1,188	1,235
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	1,875	2,008
Lendmark Funding Trust 2018-2A, A 144A 4.230%, 4/20/27(1)	1,425	1,440
Mariner Finance Issuance Trust
2019-AA, A 144A 2.960%, 7/20/32(1)	1,045	1,071
2020-AA, A 144A 2.190%, 8/21/34(1)	1,090	1,109
Marlette Funding Trust 2019-2A, A 144A 3.130%, 7/16/29(1)	101	101
MVW LLC
2020-1A, A 144A 1.740%, 10/20/37(1)	1,090	1,111
2021-1WA, B 144A 1.440%, 1/22/41(1)	1,367	1,365
MVW Owner Trust
2016-1A, A 144A 2.250%, 12/20/33(1)	310	312
2019-1A, A 144A 2.890%, 11/20/36(1)	581	597

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Other—continued
Oasis LLC 2020-1A, A 144A 3.820%, 1/15/32(1)	$417	$419
Oasis Securitization Funding LLC 2021-1A, A 144A 2.579%, 2/15/33(1)	1,630	1,634
Octane Receivables Trust
2019-1A, A 144A 3.160%, 9/20/23(1)	313	316
2019-1A, C 144A 4.740%, 6/20/25(1)	1,715	1,793
2021-1A, A 144A 0.930%, 3/22/27(1)	1,975	1,976
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(1)	1,347	1,351
Orange Lake Timeshare Trust
2015-AA, A 144A 2.880%, 9/8/27(1)	62	62
2018-A, A 144A 3.100%, 11/8/30(1)	100	103
2019-A, B 144A 3.360%, 4/9/38(1)	641	661
Palmer Square Loan Funding Ltd. 2021-1A, A1 (3 month LIBOR + 0.900%, Cap 11.00%, Floor 0.900%) 144A 1.055%, 4/20/29(1)(2)	1,390	1,389
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	1,882	1,963
Purchasing Power Funding LLC 2021-A, A 144A 1.570%, 10/15/25(1)	2,015	2,015
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	1,020	1,038
Sierra Timeshare Receivables Funding LLC
2017-1A, A 144A 2.910%, 3/20/34(1)	230	233
2018-2A, A 144A 3.500%, 6/20/35(1)	232	240
2019-1A, B 144A 3.420%, 1/20/36(1)	406	420
2019-2A, B 144A 2.820%, 5/20/36(1)	414	424
2020-2A, B 144A 2.320%, 7/20/37(1)	1,506	1,531
Small Business Lending Trust
2019-A, A 144A 2.850%, 7/15/26(1)	98	98
2020-A, A 144A 2.620%, 12/15/26(1)	271	272
SoFi Consumer Loan Program LLC 2017-5, A2 144A 2.780%, 9/25/26(1)	22	22
Towd Point Mortgage Trust 2019-MH1, A1 144A 3.000%, 11/25/58(1)(2)	711	724
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	1,154	1,200
TRP LLC 2021-1,A 144A 2.070%, 6/19/51(1)	1,180	1,173
Upstart Pass-Through Trust 2020-ST1, A 144A 3.750%, 2/20/28(1)	547	562
Upstart Securitization Trust
2019-2, A 144A 2.897%, 9/20/29(1)	74	74
2021-1, A 144A 0.870%, 3/20/31(1)	1,225	1,227
2021-2, B 144A 1.750%, 6/20/31(1)	1,730	1,730
	Par Value	Value

Other—continued
VSE VOI Mortgage LLC
2016-A, A 144A 2.540%, 7/20/33(1)	$2,018	$2,023
2017-A, A 144A 2.330%, 3/20/35(1)	269	275
Westgate Resorts LLC
2018-1A, A 144A 3.380%, 12/20/31(1)	497	503
2020-1A, A 144A 2.713%, 3/20/34(1)	1,081	1,104
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	1,750	1,781
		84,627

Student Loan—0.5%
Commonbond Student Loan Trust
2017-AGS, A1 144A 2.550%, 5/25/41(1)	185	189
2019-AGS, A1 144A 2.540%, 1/25/47(1)	689	706
2020-1, A 144A 1.690%, 10/25/51(1)	546	546
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(1)	105	105
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(1)	465	472
Navient Private Education Refi Loan Trust 2021-A, A 144A 0.840%, 5/15/69(1)	1,447	1,444
SoFi Professional Loan Program LLC 2016-A, A2 144A 2.760%, 12/26/36(1)	82	82
		3,544

Total Asset-Backed Securities (Identified Cost $247,745)		250,372

Corporate Bonds and Notes—16.8%
Communication Services—0.9%
AT&T, Inc. (3 month LIBOR + 0.890%) 1.044%, 2/15/23(2)	475	481
Diamond Sports Group LLC 144A 5.375%, 8/15/26(1)	470	304
Level 3 Financing, Inc. 144A 4.625%, 9/15/27(1)	490	509
Sprint Spectrum Co. LLC 144A 3.360%, 9/20/21(1)	150	151
Telesat Canada 144A 5.625%, 12/6/26(1)	790	793
T-Mobile USA, Inc. 1.500%, 2/15/26	475	479
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	740	796
Verizon Communications, Inc.
1.450%, 3/20/26	1,090	1,099
2.100%, 3/22/28	820	837

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Communication Services—continued
(3 month LIBOR + 1.100%) 1.256%, 5/15/25(2)	$1,226	$1,264
		6,713

Consumer Discretionary—0.6%
Daimler Finance North America LLC 144A 2.200%, 10/30/21(1)	1,195	1,203
Ford Motor Co. 9.000%, 4/22/25	1,146	1,413
General Motors Financial Co., Inc. 1.250%, 1/8/26	840	834
Hanesbrands, Inc. 144A 5.375%, 5/15/25(1)	905	958
MGM Growth Properties Operating Partnership LP 144A 4.625%, 6/15/25(1)	170	182
		4,590

Consumer Staples—0.6%
BAT Capital Corp. 2.259%, 3/25/28	1,565	1,553
Kraft Heinz Foods Co. 3.875%, 5/15/27	820	901
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	1,465	1,493
		3,947

Energy—1.6%
Aker BP ASA 144A 2.875%, 1/15/26(1)	755	795
Boardwalk Pipelines LP 4.950%, 12/15/24	955	1,068
BP Capital Markets plc 4.875% (4)	790	867
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(1)	925	976
Energy Transfer LP 4.200%, 4/15/27	690	762
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	905	984
144A 6.500%, 7/1/27(1)	140	156
Kinder Morgan, Inc. 3.150%, 1/15/23	1,005	1,046
Lundin Energy Finance B.V. 144A 2.000%, 7/15/26(1)	1,075	1,077
Midwest Connector Capital Co. LLC 144A 3.625%, 4/1/22(1)	700	712
Occidental Petroleum Corp. 5.500%, 12/1/25	25	28
Petroleos Mexicanos
4.625%, 9/21/23	855	892
6.500%, 3/13/27	520	549
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	1,475	1,513
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	196	190
		11,615

	Par Value	Value

Financials—5.8%
Ares Capital Corp. 2.875%, 6/15/28	$1,775	$1,802
Athene Global Funding 144A 2.450%, 8/20/27(1)	1,540	1,589
Banco BBVA Peru S.A. RegS 5.000%, 8/26/22(5)	360	374
Banco Santander Chile 144A 2.700%, 1/10/25(1)	950	992
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 144A 5.375%, 4/17/25(1)	490	556
Bank of America Corp.
1.734%, 7/22/27	3,075	3,099
(3 month LIBOR + 0.770%) 0.946%, 2/5/26(2)	1,755	1,778
Brookfield Finance, Inc. 3.900%, 1/25/28	1,190	1,328
Capital One Financial Corp. 3.750%, 7/28/26	710	783
Charles Schwab Corp. (The)
Series G 5.375%(4)	275	304
Series H 4.000%(4)	945	967
Citadel LP 144A 4.875%, 1/15/27(1)	1,140	1,232
Citigroup, Inc.
3.200%, 10/21/26	715	774
(3 month LIBOR + 1.250%) 1.395%, 7/1/26(2)	1,080	1,111
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	1,430	1,479
F&G Global Funding 144A 1.750%, 6/30/26(1)	1,465	1,471
Goldman Sachs Group, Inc. (The)
(3 month LIBOR + 1.170%) 1.326%, 5/15/26(2)	475	487
(3 month LIBOR + 1.750%) 1.934%, 10/28/27(2)	2,880	3,051
Icahn Enterprises LP 6.250%, 5/15/26	1,060	1,125
JPMorgan Chase & Co. 1.578%, 4/22/27	1,680	1,689
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	990	989
Lincoln National Corp.
4.200%, 3/15/22	470	483
(3 month LIBOR + 2.040%) 2.228%, 4/20/67(2)	935	796
Mizuho Financial Group, Inc. 2.273%, 9/13/21	565	567
Morgan Stanley
4.100%, 5/22/23	730	777
3.875%, 4/29/24	655	712
(3 month LIBOR + 0.930%) 1.114%, 7/22/22(2)	725	725
Navient Corp. 5.875%, 10/25/24	930	1,003
Prudential Financial, Inc. 5.625%, 6/15/43	1,168	1,253
Santander Holdings USA, Inc. 3.244%, 10/5/26	1,260	1,346

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Financials—continued
Spirit Realty LP
4.450%, 9/15/26	$618	$690
2.100%, 3/15/28	534	532
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	1,020	1,060
Turkiye Is Bankasi AS 144A 5.500%, 4/21/22(1)	800	816
UBS Group Funding Switzerland AG 144A 2.650%, 2/1/22(1)	400	406
Wells Fargo & Co.
1.654%, 6/2/24	925	945
4.100%, 6/3/26	1,810	2,033
(3 month LIBOR + 1.230%) 1.416%, 10/31/23(2)	1,175	1,191
		42,315

Health Care—0.8%
AbbVie, Inc. 2.850%, 5/14/23	495	515
HCA, Inc. 5.375%, 2/1/25	570	643
Perrigo Finance Unlimited Co. 3.900%, 12/15/24	945	1,018
Royalty Pharma plc
144A 1.200%, 9/2/25(1)	190	188
144A 1.750%, 9/2/27(1)	1,735	1,707
Tenet Healthcare Corp.
4.625%, 7/15/24	550	558
144A 7.500%, 4/1/25(1)	70	76
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	1,280	1,410
		6,115

Industrials—1.6%
Alaska Airlines Pass-Through Trust 144A 4.800%, 8/15/27(1)	1,537	1,701
Ashtead Capital, Inc. 144A 5.250%, 8/1/26(1)	1,275	1,329
Aviation Capital Group LLC 144A 3.875%, 5/1/23(1)	1,058	1,109
Boeing Co. (The)
2.350%, 10/30/21	450	453
4.875%, 5/1/25	335	375
5.040%, 5/1/27	507	585
CNH Industrial N.V. 4.500%, 8/15/23	899	969
Dycom Industries, Inc. 144A 4.500%, 4/15/29(1)	485	489
GFL Environmental, Inc.
144A 3.750%, 8/1/25(1)	1,360	1,397
144A 4.000%, 8/1/28(1)	360	356
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(1)	1,260	1,339
Stanley Black & Decker, Inc. 4.000%, 3/15/60	1,288	1,370
		11,472

Information Technology—1.6%
Broadcom, Inc.
3.150%, 11/15/25	1,135	1,216
	Par Value	Value

Information Technology—continued
144A 1.950%, 2/15/28(1)	$727	$727
Citrix Systems, Inc. 1.250%, 3/1/26	175	173
Dell International LLC 4.900%, 10/1/26	1,040	1,200
Elastic N.V. 144A 4.125%, 7/15/29(1)	105	105
Flex Ltd. 3.750%, 2/1/26	892	976
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	385	438
Leidos, Inc. 3.625%, 5/15/25	832	904
Microchip Technology, Inc. 2.670%, 9/1/23	1,165	1,213
Open Text Corp. 144A 3.875%, 2/15/28(1)	1,205	1,222
SK Hynix, Inc. 144A 1.500%, 1/19/26(1)	1,160	1,144
Square, Inc. 144A 2.750%, 6/1/26(1)	765	778
Vontier Corp.
144A 1.800%, 4/1/26(1)	552	548
144A 2.400%, 4/1/28(1)	644	640
Xerox Holdings Corp. 144A 5.000%, 8/15/25(1)	515	544
		11,828

Materials—1.0%
Anglo American Capital plc 144A 2.250%, 3/17/28(1)	1,380	1,395
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	925	955
Glencore Funding LLC 144A 1.625%, 9/1/25(1)	1,275	1,289
International Flavors & Fragrances, Inc.
144A 1.230%, 10/1/25(1)	643	640
144A 1.832%, 10/15/27(1)	1,393	1,389
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(1)	1,813	1,795
		7,463

Real Estate—0.9%
GLP Capital LP 5.250%, 6/1/25	965	1,086
Office Properties Income Trust
4.150%, 2/1/22	915	929
4.500%, 2/1/25	595	646
2.650%, 6/15/26	373	378
Retail Opportunity Investments Partnership LP 5.000%, 12/15/23	1,645	1,778
Service Properties Trust
4.500%, 6/15/23	420	431
4.650%, 3/15/24	430	438
4.350%, 10/1/24	455	458
		6,144

Utilities—1.4%
CenterPoint Energy, Inc. 3.850%, 2/1/24	630	677

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Utilities—continued
Dominion Energy, Inc. Series A 1.450%, 4/15/26	$1,620	$1,632
DPL, Inc. 4.125%, 7/1/25	122	131
Exelon Corp. 3.497%, 6/1/22	864	886
FirstEnergy Transmission LLC 144A 2.866%, 9/15/28(1)	837	866
NRG Energy, Inc. 144A 3.750%, 6/15/24(1)	1,161	1,237
Pacific Gas and Electric Co. (3 month LIBOR + 1.375%) 1.531%, 11/15/21(2)	1,377	1,380
Puget Energy, Inc. 144A 2.379%, 6/15/28(1)	1,068	1,079
Southern Co. (The) Series A 3.750%, 9/15/51	1,465	1,474
TerraForm Power Operating LLC 144A 4.250%, 1/31/23(1)	735	754
		10,116

Total Corporate Bonds and Notes (Identified Cost $119,541)		122,318

Leveraged Loans—9.1%
Aerospace—0.6%
American Airlines, Inc. (3 month LIBOR + 4.750%) 5.500%, 4/20/28(2)	1,295	1,349
Brown Group Holding LLC (3 month LIBOR + 2.750%) 3.250%, 6/7/28(2)	1,100	1,094
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(2)	890	950
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 2.354%, 5/30/25(2)	225	222
Tranche F (1 month LIBOR + 2.250%) 2.354%, 12/9/25(2)	711	700
United AirLines, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 4/21/28(2)	210	212
		4,527

Chemicals—0.6%
Element Solutions, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.104%, 2/2/26	657	655
Ineos U.S. Finance LLC 2024 (3 month LIBOR + 2.000%) 2.104%, 4/1/24(2)	1,403	1,386
Ineos U.S. Petrochem LLC 2026, Tranche B (1 month LIBOR + 2.750%) 3.250%, 1/29/26(2)	860	857
Starfruit Finco B.V. (1 month LIBOR + 1.750%) 2.843% - 5.000%, 10/1/25(2)	783	777
Trinseo Materials Operating SCA 2021 (1 month LIBOR + 2.500%) 2.604%, 5/3/28(2)	1,040	1,032
		4,707

	Par Value	Value

Consumer Durables—0.3%
Resideo Funding, Inc. Tranche B (1 month LIBOR + 2.250%) 2.750%, 2/11/28(2)	$643	$642
Weber-Stephen Products LLC Tranche B (1 month LIBOR + 3.250%) 4.000%, 10/30/27(2)	796	797
Zodiac Pool Solutions LLC Tranche B1 (1 month LIBOR + 2.000%) 2.104%, 7/2/25(2)	963	959
		2,398

Energy—0.1%
DT Midstream, Inc. (3 month LIBOR + 2.000%) 0.000%, 6/12/28(2)(6)	380	380
Paragon Offshore Finance Co. (3 month PRIME + 0.000%) 3.250%, 7/16/21(3)(7)	1	—
		380

Financial—0.5%
Avolon TLB Borrower 1 US LLC Tranche B-5 (1 month LIBOR + 2.500%) 3.250%, 12/1/27(2)	1,925	1,924
Citadel Securities LP 2021 (1 month LIBOR + 2.500%) 2.604%, 2/2/28(2)	1,332	1,317
Zebra Buyer LLC (3 month LIBOR + 3.500%) 0.000%, 4/21/28(2)(6)	105	105
		3,346

Food / Tobacco—0.6%
Aramark Services, Inc.
Tranche B-3 (1 month LIBOR + 1.750%) 1.854%, 3/11/25	345	341
Tranche B-4 (1 month LIBOR + 1.750%) 1.854%, 1/15/27(2)	212	209
Tranche B-5 (1 month LIBOR + 2.500%) 2.604%, 4/6/28	663	660
Froneri US, Inc. Tranche B-2 (1 month LIBOR + 2.250%) 2.354%, 1/29/27	713	702
Hostess Brands LLC 2019, Tranche B (1 month LIBOR + 2.250%) 3.000%, 8/3/25(2)	1,005	1,000
JBS USA Lux S.A. (1 month LIBOR + 2.000%) 2.104%, 5/1/26(2)	1,284	1,279
		4,191

Forest Prod / Containers—0.2%
Berry Global, Inc. Tranche Z (1 month LIBOR + 1.750%) 1.827%, 7/1/26(2)	1,067	1,058
Reynolds Group Holdings, Inc. (1 month LIBOR + 2.750%) 2.854%, 2/6/23(2)	630	629
		1,687

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—1.0%
Aristocrat Technologies, Inc.
(3 month LIBOR + 3.750%) 4.750%, 10/19/24(2)	$248	$248
Tranche B-3 (3 month LIBOR + 1.750%) 1.938%, 10/19/24	965	957
Boyd Gaming Corp. Tranche B (weekly LIBOR + 2.250%) 2.338%, 9/15/23	1,020	1,018
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 0.000%, 12/23/24(2)(6)	703	697
CityCenter Holdings LLC (1 month LIBOR + 2.250%) 3.000%, 4/18/24(2)	1,289	1,278
Hilton Grand Vacations Borrower LLC First Lien (3 month LIBOR + 3.250%) 0.000%, 5/19/28(2)(6)	185	185
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 1.842%, 6/22/26(2)	1,413	1,400
Playtika Holding Corp. Tranche B-1 (1 month LIBOR + 2.750%) 2.854%, 3/13/28(2)	773	769
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 0.000%, 8/14/24(2)(6)	698	693
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27(2)	350	346
		7,591

Healthcare—0.9%
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 2.843%, 11/27/25	154	153
(1 month LIBOR + 3.000%) 3.104%, 6/2/25(2)	349	347
Catalent Pharma Solutions, Inc. Tranche B-3 (1 month LIBOR + 2.000%) 2.500%, 2/22/28	164	164
Elanco Animal Health, Inc. (1 month LIBOR + 1.750%) 1.842%, 8/1/27(2)	962	946
Greatbatch Ltd. Tranche B (1 month LIBOR + 2.500%) 3.500%, 10/27/22(2)	699	700
HCA, Inc.
(3 month LIBOR + 1.750%) 0.000%, 6/23/28(2)(6)	155	155
Tranche B-13 (1 month LIBOR + 1.750%) 0.000%, 3/18/26	—	—
Horizon Therapeutics USA, Inc Tranche B-2 (1 month LIBOR + 2.000%) 2.500%, 3/15/28	1,347	1,337
ICON Luxembourg S.a.r.l.
Tranche B (3 month LIBOR + 2.500%) 0.000%, 6/16/28(2)(6)	148	148
Tranche B-1 (3 month LIBOR + 2.500%) 0.000%, 6/16/28(2)(6)	37	37
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 1.897%, 6/11/25(2)	518	515
PPD, Inc. (1 month LIBOR + 2.250%) 2.750%, 1/13/28(2)	1,027	1,026
	Par Value	Value

Healthcare—continued
Select Medical Corp. Tranche B (1 month LIBOR + 2.250%) 2.360%, 3/6/25	$645	$638
		6,166

Housing—0.8%
American Builders & Contractors Supply Co., Inc. (1 month LIBOR + 2.000%) 2.104%, 1/15/27(2)	1,396	1,386
CPG International LLC (3 month LIBOR + 3.750%) 3.250%, 5/6/24	1,035	1,034
Quikrete Holdings, Inc. Tranche B1 (3 month LIBOR + 3.000%) 0.000%, 6/11/28(2)(6)	1,030	1,021
SiteOne Landscape Supply LLC Tranche B (1 month LIBOR + 2.000%) 2.500%, 3/23/28	873	865
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 2.093%, 11/21/24(2)	1,282	1,276
		5,582

Information Technology—0.6%
Dell International LLC Tranche B-2 (1 month LIBOR + 1.750%) 2.000%, 9/19/25(2)	1,530	1,529
Go Daddy Operating Co. LLC Tranche B-2 (1 month LIBOR + 1.750%) 1.854%, 2/15/24	1,306	1,295
SS&C Technologies, Inc. Tranche B-5 (1 month LIBOR + 1.750%) 1.854%, 4/16/25	454	449
Tenable Holdings, Inc. Tranche B (3 month LIBOR + 2.750%) 0.000%, 6/28/28(2)(6)	360	359
Vertiv Group Corp. Tranche B (1 month LIBOR + 2.750%) 2.836%, 3/2/27	713	708
		4,340

Manufacturing—0.3%
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.750%) 3.500%, 3/31/27(2)	960	958
Ingersoll-Rand Services Co. 2020, Tranche B-1 (1 month LIBOR + 1.750%) 1.854%, 3/1/27(2)	450	444
NCR Corp. (3 month LIBOR + 2.500%) 2.690%, 8/28/26(2)	790	780
		2,182

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 2.592%, 9/18/26(2)	903	900

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Media / Telecom - Cable/Wireless Video—0.4%
Charter Communications Operating LLC Tranche B-2 (1 month LIBOR + 1.750%) 1.860%, 2/1/27(2)	$808	$802
CSC Holdings LLC
2018 (1 month LIBOR + 2.250%) 2.323%, 1/15/26(2)	728	717
2019 (1 month LIBOR + 2.500%) 2.573%, 4/15/27(2)	276	273
Virgin Media Bristol LLC Tranche Q (3 month LIBOR + 3.250%) 3.353%, 1/31/29(2)	925	924
		2,716

Media / Telecom - Diversified Media—0.1%
UPC Financing Partnership Tranche AX (1 month LIBOR + 3.000%) 3.073%, 1/31/29(2)	430	427
Media / Telecom - Telecommunications—0.5%
Cable One, Inc. Tranche B-4 (1 month LIBOR + 2.000%) 2.104%, 5/3/28	1,320	1,314
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.354%, 3/15/27(2)	832	820
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 1.854%, 3/1/27(2)	440	433
Zayo Group Holdings, Inc. (1 month LIBOR + 3.000%) 3.104%, 3/9/27	710	702
		3,269

Media / Telecom - Wireless Communications—0.1%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 1.860%, 4/11/25(2)	1,069	1,059
Metals / Minerals—0.0%
Atkore International, Inc. (3 month LIBOR + 2.000%) 2.500%, 5/18/28(2)	215	215
Service—1.0%
AlixPartners LLP (1 month LIBOR + 2.750%) 3.250%, 2/4/28(2)	1,038	1,033
Asplundh Tree Expert, LLC 2021 (3 month LIBOR + 1.750%) 0.000%, 9/7/27(6)	1,047	1,043
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.345%, 2/6/26(2)	1,082	1,077
Pike Corp. 2028 (1 month LIBOR + 3.000%) 3.110%, 1/21/28(2)	1,007	1,004
PODS LLC (3 month LIBOR + 3.000%) 3.750%, 3/31/28(2)	698	696
Trans Union LLC Tranche B-5 (1 month LIBOR + 1.750%) 1.854%, 11/16/26	1,383	1,373
	Par Value	Value

Service—continued
WEX, Inc. Tranche B (1 month LIBOR + 2.250%) 2.354%, 3/31/28(2)	$1,317	$1,306
		7,532

Transportation - Land Transportation—0.1%
Genesee & Wyoming, Inc. (3 month LIBOR + 2.000%) 2.147%, 12/30/26(2)	960	953
Utility—0.3%
Calpine Corp. 2020 (1 month LIBOR + 2.500%) 2.610%, 12/16/27(2)	853	847
Vistra Operations Co. LLC 2018 (1 month LIBOR + 1.750%) 1.850%, 12/31/25	1,134	1,125
		1,972

Total Leveraged Loans (Identified Cost $66,235)		66,140

	Shares
Preferred Stocks—0.7%
Financials—0.6%
Bank of New York Mellon Corp. (The) Series E, 3.554%	1,380(8)	1,390
Citigroup, Inc. Series T, 6.250%	1,020(8)	1,192
JPMorgan Chase & Co. Series Z, 3.976%	1,155(8)	1,158
JPMorgan Chase & Co. Series HH, 4.600%	1,106(8)	1,146
		4,886

Industrials—0.1%
General Electric Co. Series D, 3.449%(2)	575(8)	563
Total Preferred Stocks (Identified Cost $5,240)		5,449

Exchange-Traded Funds—0.4%
SPDR Bloomberg Barclays High Yield Bond Fund ETF(9)(10)	13,326	1,465
VanEck Vectors High Yield Muni ETF(9)(10)	27,600	1,756
Total Exchange-Traded Funds (Identified Cost $3,177)		3,221

Total Long-Term Investments—98.2% (Identified Cost $709,253)		716,251

Short-Term Investment—3.0%
Money Market Mutual Fund—3.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(9)	22,096,067	22,096
Total Short-Term Investment (Identified Cost $22,096)		22,096

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(9)(11)	1,927,540	$1,928
Total Securities Lending Collateral (Identified Cost $1,928)		1,928

TOTAL INVESTMENTS—101.5% (Identified Cost $733,277)		$740,275
Other assets and liabilities, net—(1.5)%		(11,087)
NET ASSETS—100.0%		$729,188

Abbreviations:
ABS	Asset-Backed Securities
CBO	Collateralized Bond Obligation
CLO	Collateralized Loan Obligation
DB	Deutsche Bank AG
ETF	Exchange-Traded Fund
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
SPDR	S&P Depositary Receipt
WaMu	Washington Mutual

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to a value of $509,504 or 69.9% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	No contractual maturity date.
(5)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(6)	This loan will settle after June 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(7)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(8)	Value shown as par value.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	All or a portion of security is on loan.
(11)	Represents security purchased with cash collateral received for securities on loan.

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$250,372	$—	$250,372	$—
Corporate Bonds and Notes	122,318	—	122,318	—
Foreign Government Securities	5,460	—	5,460	—
Leveraged Loans	66,140	—	66,140	—(1)
Mortgage-Backed Securities	235,630	—	232,965	2,665
U.S. Government Securities	27,661	—	27,661	—
Equity Securities:
Preferred Stocks	5,449	—	5,449	—
Securities Lending Collateral	1,928	1,928	—	—
Exchange-Traded Funds	3,221	3,221	—	—
Money Market Mutual Fund	22,096	22,096	—	—
Total Investments	$740,275	$27,245	$710,365	$2,665

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2021.
See Notes to Schedule of Investments

VIRTUS NEWFLEET LOW DURATION CORE PLUS BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Funds calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.